Cover	Jul. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2023
Entity File Number	333-190265
Entity Registrant Name	Virtual Interactive Technologies Corp.
Entity Central Index Key	0001536089
Entity Tax Identification Number	36-4752858
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	600 17th Street
Entity Address, Address Line Two	Suite 2800 South
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	228-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false